Results for the year - Income taxes and deferred income taxes - Development in deferred income tax assets and liabilities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	kr 3,401	kr 3,363
Income/(charge) to the income statement	4,631	1,945
Income/(charge) to other comprehensive income	(879)	1,005
Income/(charge) to equity	234	192
Additions from acquisitions (5.3)	(1,233)
Additions from acquisitions (5.3)		(3,480)
Effect of exchange rate adjustment	212	376
Net deferred tax asset/(liability) at 31 December	6,366	3,401
Deferred income tax assets	13,427	8,672
Deferred tax liability at 31 December	(7,061)	(5,271)
Before Offset with countries | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(1,980)	(1,614)
Income/(charge) to the income statement	(413)	(330)
Income/(charge) to other comprehensive income	0	0
Income/(charge) to equity	0	0
Additions from acquisitions (5.3)	0
Additions from acquisitions (5.3)		0
Effect of exchange rate adjustment	(9)	(36)
Net deferred tax asset/(liability) at 31 December	(2,402)	(1,980)
Deferred income tax assets	579	719
Deferred tax liability at 31 December	(2,981)	(2,699)
Before Offset with countries | Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(7,375)	(3,600)
Income/(charge) to the income statement	674	632
Income/(charge) to other comprehensive income	0	2
Income/(charge) to equity	0	(2)
Additions from acquisitions (5.3)	(1,475)
Additions from acquisitions (5.3)		(4,456)
Effect of exchange rate adjustment	(103)	49
Net deferred tax asset/(liability) at 31 December	(8,279)	(7,375)
Deferred income tax assets	195	109
Deferred tax liability at 31 December	(8,474)	(7,484)
Before Offset with countries | Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	3,195	2,556
Income/(charge) to the income statement	(465)	387
Income/(charge) to other comprehensive income	(130)	251
Income/(charge) to equity	0	0
Additions from acquisitions (5.3)	0
Additions from acquisitions (5.3)		0
Effect of exchange rate adjustment	(5)	1
Net deferred tax asset/(liability) at 31 December	2,595	3,195
Deferred income tax assets	2,627	3,210
Deferred tax liability at 31 December	(32)	(15)
Before Offset with countries | Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	6,932	4,617
Income/(charge) to the income statement	3,999	2,037
Income/(charge) to other comprehensive income	(141)	(41)
Income/(charge) to equity	0	0
Additions from acquisitions (5.3)	0
Additions from acquisitions (5.3)		0
Effect of exchange rate adjustment	217	319
Net deferred tax asset/(liability) at 31 December	11,007	6,932
Deferred income tax assets	11,027	7,223
Deferred tax liability at 31 December	(20)	(291)
Before Offset with countries | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	2,629	1,404
Income/(charge) to the income statement	836	(781)
Income/(charge) to other comprehensive income	(608)	793
Income/(charge) to equity	234	194
Additions from acquisitions (5.3)	242
Additions from acquisitions (5.3)		976
Effect of exchange rate adjustment	112	43
Net deferred tax asset/(liability) at 31 December	3,445	2,629
Deferred income tax assets	4,169	3,541
Deferred tax liability at 31 December	(724)	(912)
Offset within countries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0	0
Additions from acquisitions (5.3)
Net deferred tax asset/(liability) at 31 December	0	0
Deferred income tax assets	5,170	6,130
Deferred tax liability at 31 December	kr (5,170)	kr (6,130)